Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair Value Disclosure [Abstract]
Total assets	$ 2,545,666	$ 1,706,485
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	4,435	3,678
Cash [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	528,637	204,200
Money Market Funds [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	224,765	102,968
Corporate Securities [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	82,693	3,588
Corporate Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	840,966	697,221
Agency Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	411,493	530,522
Municipal Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	9,988	14,878
Government Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	444,618	152,045
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Total assets	753,402	307,168
Level 1 [Member] | Cash [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	528,637	204,200
Level 1 [Member] | Money Market Funds [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	224,765	102,968
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Total assets	1,791,266	1,397,905
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	4,435	3,678
Level 2 [Member] | Corporate Securities [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	82,693	3,588
Level 2 [Member] | Corporate Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	839,968	695,809
Level 2 [Member] | Agency Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	411,493	530,522
Level 2 [Member] | Municipal Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	9,988	14,878
Level 2 [Member] | Government Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	444,618	152,045
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Total assets	998	1,412
Level 3 [Member] | Corporate Securities [Member] | Available-for-sale Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale securities	998	1,412
Foreign Currency Derivatives [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Prepaid expenses and other current assets	2,506	1,063
Foreign Currency Derivatives [Member] | Accrued Expenses and Other Current Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Foreign currency derivatives	4,435	3,678
Foreign Currency Derivatives [Member] | Level 2 [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Prepaid expenses and other current assets	2,506	1,063
Foreign Currency Derivatives [Member] | Level 2 [Member] | Accrued Expenses and Other Current Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Foreign currency derivatives	$ 4,435	$ 3,678